Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and cash equivalents
Schedule of cash and cash equivalents balance

	December 31, 2012		December 31, 2013
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	460,176	460,176	715,316	715,316
US$	7,084	44,526	2,342	14,282

Total		504,702		729,598